Share-based Payments - Weighted Average Fair Value of Awards at Grant Date (Details) - JPY (¥)	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Board incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at grant date	¥ 4,631	¥ 5,709	¥ 4,664
Employee Stock Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at grant date	¥ 4,678	¥ 5,709	¥ 4,438